Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Under Item 402(x)(2) of Regulation S-K, companies are required to provide a tabular disclosure on a grant-by-grant basis of each option awarded to the NEOs within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or a Form 8-K that discloses material non-public information, and ending one business day after such filing. The 2024 stock option grants to the CEO on February 13, 2024 were outside of these windows.

Award Timing Method

Under Item 402(x)(2) of Regulation S-K, companies are required to provide a tabular disclosure on a grant-by-grant basis of each option awarded to the NEOs within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or a Form 8-K that discloses material non-public information, and ending one business day after such filing. The 2024 stock option grants to the CEO on February 13, 2024 were outside of these windows.